Earnings/(loss) per share	6 Months Ended
Jun. 30, 2025
Earnings/(loss) per share
Earnings/(loss) per share

19Earnings/(loss) per share

Basic earnings/(loss) per share is computed by dividing the net profit/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

15 million Earnout Shares have been excluded from the calculation of weighted average shares outstanding, as they are contingently issuable subject to achieving certain milestones on the trading price and volume of our Class A ordinary shares on NASDAQ.

During the six-month period ended 30 June 2024, the Group was loss making, therefore, all potentially dilutive instruments have an anti-dilutive impact and have been excluded in the calculation of diluted weighted average number of ordinary shares outstanding. These instruments include certain outstanding equity awards, warrants, share options and convertible loans and could potentially dilute earnings per share in the future.

The following table sets forth the computation of basic and dilutive earnings/(loss) from the continued operations per share attributable to the Group’s ordinary shareholders:

	(Unaudited)	(Unaudited)
	For the six-	For the six-
	month period	month period
	ended 30	ended 30
	June 2025	June 2024
Profit/(loss) from continuing operations for the period attributable to equity holders of the Parent Company	432,200	(5,692,847)
Profit from discontinued operations for the period attributable to equity holders of the Parent Company	—	—

Weighted average number of ordinary shares outstanding during the period	9,964,344	8,528,466

Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations – basic earnings/(loss) per share	0.04	(0.67)
Profit/(loss) per share attributable to equity holders of the Parent Company – basic earnings/(loss) per share	0.04	(0.67)

Weighted average number of ordinary shares outstanding during the period adjusted for the effect of dilution	10,218,200	8,528,466

Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations – diluted earnings/(loss) per share	0.04	(0.67)
Profit/(loss) per share attributable to equity holders of the Parent Company – diluted earnings/(loss) per share	0.04	(0.67)